Stock-Based Compensation - Schedule of Outstanding Options (Details)	3 Months Ended
	Dec. 31, 2024 $ / shares
Schedule Of Outstanding Options Abstract
Number of stock options beginning balance	1,438,600
Exercise price beginning balance (in Dollars per share)	$ 2.84	[1]
Granted, Number of stock options
Granted, Exercise price		[1]
Forfeited, Number of stock options	(30,000)
Forfeited, Exercise price		[1]
Number of stock options ending balance	1,408,600
Exercise price ending balance (in Dollars per share)	$ 2.84	[1]

[1]	Weighted average exercise price